Debt - Schedule of borrowings (Details) ₩ in Billions		12 Months Ended
	Apr. 26, 2023 KRW (₩)	Dec. 31, 2023 USD ($) shares	Mar. 22, 2023 KRW (₩)	Dec. 31, 2022 USD ($)
Borrowings
Bank Borrowings		$ 44,509,000		$ 38,356,000
KEB Hana Bank | Related party
Borrowings
Bank Borrowings		6,980,000
IBK Industrial Bank | Related party
Borrowings
Bank Borrowings		$ 7,135,000
M-Venture Investment, Inc. | Kyeongho Lee
Borrowings
Collateral, number of shares | shares		170,000
i Best Investment Co., Ltd.
Borrowings
Limit for borrowings | ₩			₩ 1.0
i Best Investment Co., Ltd. | Kyeongho Lee
Borrowings
Collateral, number of shares | shares		40,000
Korean won borrowing maturity July 12, 2024 | KEB Hana Bank
Borrowings
Annual interest rate		5.23%
Bank Borrowings		$ 6,980,000		7,102,000
Korean won borrowing maturity November 20, 2024 | IBK Industrial Bank
Borrowings
Annual interest rate		4.89%
Bank Borrowings		$ 7,135,000		7,260,000
Korean won borrowing maturity July 25, 2024 | Anapass, Inc.
Borrowings
Annual interest rate		5.50%
Bank Borrowings		$ 4,653,000		4,735,000
Korean won borrowing maturity May 10, 2024 | Anapass, Inc.
Borrowings
Annual interest rate		5.50%
Bank Borrowings		$ 2,327,000		2,367,000
Korean won borrowing maturity September 15, 2024 | Anapass, Inc.
Borrowings
Annual interest rate		5.50%
Bank Borrowings		$ 3,102,000		3,156,000
Korean won borrowing maturity November 19, 2024 | Kyeongho Lee
Borrowings
Annual interest rate		9.00%
Bank Borrowings		$ 388,000		395,000
Korean won borrowing maturity May 27, 2024 | Kyeongho Lee
Borrowings
Annual interest rate		0.00%
Bank Borrowings		$ 85,000		87,000
Korean won borrowing maturity November 24, 2023 | Kyeongho Lee
Borrowings
Annual interest rate		6.80%
Bank Borrowings				24,000
Korean won borrowing maturity November 30, 2024 | Kyeongho Lee
Borrowings
Annual interest rate		7.50%
Bank Borrowings		$ 388,000		395,000
Korean won borrowing maturity December 2, 2024 | Kyeongho Lee
Borrowings
Annual interest rate		7.50%
Bank Borrowings		$ 613,000		789,000
Korean won borrowing maturity October 29, 2024 | M-Venture Investment, Inc.
Borrowings
Annual interest rate		6.50%
Bank Borrowings		$ 3,102,000		3,156,000
Korean won borrowing maturity April 26, 2024 | M-Venture Investment, Inc.
Borrowings
Bank Borrowings		$ 4,653,000		4,734,000
Korean won borrowing, 1.0 billion, maturity April 26, 2024
Borrowings
Annual interest rate	6.50%
Principal amount | ₩	₩ 1.0
Korean won borrowing, 1.0 billion, maturity April 26, 2024 | M-Venture Investment, Inc.
Borrowings
Annual interest rate		6.50%
Korean won borrowing, 5.0 billion, maturity April 26, 2024
Borrowings
Annual interest rate	8.65%
Principal amount | ₩	₩ 5.0
Korean won borrowing, 5.0 billion, maturity April 26, 2024 | M-Venture Investment, Inc.
Borrowings
Annual interest rate		8.65%
Korean won borrowing maturity December 22, 2023 | i Best Investment Co., Ltd.
Borrowings
Annual interest rate		6.50%
Korean won borrowing maturity March 12, 2024
Borrowings
Maturity term extension		3 months
Korean won borrowing maturity March 12, 2024 | i Best Investment Co., Ltd.
Borrowings
Annual interest rate		6.50%
Bank Borrowings		$ 1,551,000
Korean won borrowing maturity January 12, 2024 | i Best Investment Co., Ltd.
Borrowings
Annual interest rate		6.50%
Bank Borrowings		$ 2,327,000
Korean won borrowing maturity March 14, 2024 | i Best Investment Co., Ltd.
Borrowings
Annual interest rate		6.50%
Bank Borrowings		$ 3,102,000		3,156,000
Korean won borrowing maturity March 14, 2024 | i Best Investment Co., Ltd.
Borrowings
Bank Borrowings		$ 2,327,000
Korean won borrowing maturity January 26, 2024
Borrowings
Maturity term extension		5 months
Korean won borrowing maturity January 26, 2024 | i Best Investment Co., Ltd.
Borrowings
Annual interest rate		6.50%
Bank Borrowings		$ 776,000
Promissory note maturity June 30, 2024 | Individual investor
Borrowings
Annual interest rate		4.00%
Bank Borrowings		$ 1,000,000		$ 1,000,000